Simple IRA Plan	12 Months Ended
Dec. 31, 2015
Simple Ira Plan Abstract [Abstract]
Simple Ira Plan Disclosure [Text Block]
10.	Simple IRA Plan

On October 26, 2000, the board of directors approved a Simple IRA Plan (the “IRA Plan”) for the purpose of attracting and retaining valuable executives. The IRA Plan allows for participation by up to 100 eligible employees of the Company. Under the IRA Plan eligible employees may contribute a portion of their pre-tax yearly salary, up to the maximum contribution limit for Simple IRA Plans ($12,500 for 2015) as set forth under the Internal Revenue Code of 1986, as amended, with the Company matching on a dollar-for-dollar basis up to 3% of the employees’ annual pre-tax compensation. These thresholds are subject to change under notice by the trustee for the IRA Plan. The Company is not responsible for any other costs under the IRA Plan. For the years ended December 31, 2015 and 2014 the Company contributed $10,500 and $9,734, respectively, as matching contributions to the IRA Plan.